Financial instruments - fair values and risk management - Contractual maturities of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Contractual maturities of non-derivative financial liabilities
Carrying amounts	$ 27,784	$ 32,744
Contractual cash flows	27,833	32,822
3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	26,700	30,625
Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	147	1,198
Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	986	999
Lease liabilities
Contractual maturities of non-derivative financial liabilities
Carrying amounts	2,135	2,441
Contractual cash flows	2,184	2,519
Lease liabilities | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	1,051	322
Lease liabilities | Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	147	1,198
Lease liabilities | Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	986	999
Trade and other payables
Contractual maturities of non-derivative financial liabilities
Carrying amounts	25,649	30,303
Contractual cash flows	25,649	30,303
Trade and other payables | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	$ 25,649	$ 30,303